Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ABHD
Entity Registrant Name	Abtech Holdings, Inc.
Entity Central Index Key	0001405858
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company